Expense Example - Innovator International Developed Managed Floor ETF - Innovator International Developed Managed Floor ETF	Nov. 18, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 91
Expense Example, with Redemption, 3 Years	$ 284